Consolidated statements of cash flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Income tax paid		€ (2,623)	€ (2,452)	€ (1,280)
Interest paid		(559)	(380)	(334)
Interest received		547	173	3
Dividends received from non-consolidated entities		17	1	2
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax	[1]	42	134	42
Net change in short-term debt and other financial instruments	[2]	765	215	€ (414)
Commercial paper program in USA
Condensed Cash Flow Statements, Captions [Line Items]
Net change in short-term debt and other financial instruments		€ 946
EUROAPI
Condensed Cash Flow Statements, Captions [Line Items]
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax			€ 101

[1]	For 2022, this line item includes the net cash inflows (before taxes) of €101 million on the divestment of EUROAPI (see Note D.2.1.).
[2]	For 2023, this line item includes €946 million related to the US commercial paper program. For 2023, 2022 and 2021, it also includes realized foreign exchange differences on (i) cash and cash equivalents in non-functional currencies (primarily the US dollar) and (ii) derivative instruments used to manage such cash and cash equivalents.